UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-10171

Name of Fund:  Master Senior Floating Rate Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Master Senior Floating Rate Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 07/01/05 - 06/30/06

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10171
Reporting Period: 07/01/2005 - 06/30/2006
Master Senior Floating Rate Trust









====================== MASTER SENIOR FLOATING RATE TRUST =======================


GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: NOV 17, 2005   Meeting Type: Annual
Record Date:  OCT 7, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David L. Eaton             For       For        Management
2     Elect Director Charles Macaluso           For       For        Management
3     Elect Director Michael Y. McGovern        For       For        Management
4     Elect Director Nathaniel Mass             For       For        Management
5     Amend Articles/Bylaws/Charter-Non-Routine For       For        Management


--------------------------------------------------------------------------------

SHAW GROUP INC., THE

Ticker:       SGR            Security ID:  820280105
Meeting Date: JAN 27, 2006   Meeting Type: Annual
Record Date:  DEC 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director J.M. Bernhard, Jr.        For       For        Management
1.2   Elect  Director James F. Barker           For       For        Management
1.3   Elect  Director L. Lane Grigsby           For       For        Management
1.4   Elect  Director Daniel A. Hoffler         For       For        Management
1.5   Elect  Director David W. Hoyle            For       For        Management
1.6   Elect  Director Albert D. McAlister       For       For        Management
1.7   Elect  Director Charles E. Roemer, III    For       For        Management
1.8   Elect  Director John W. Sinders, Jr.      For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       Against    Management
4     Approve Non-Employee Director Stock       For       For        Management
      Option Plan
5     Other Business                            For       Against    Management

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Master Senior Floating Rate Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Master Senior Floating Rate Trust

Date:  August 24, 2006